Right of use assets (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 0
Ending balance	666,865
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	474,387
Motor vehicles and others
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	181,119
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	11,359
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Additions	118,922
Additions - business acquisitions (Note 27a)	11,859
Change in estimates and lease modifications	(6,460)
Disposals/retirements	(122,037)
Foreign currency translation adjustment	(54,864)
Ending balance	1,399,199
Cost | Properties
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Additions	59,556
Additions - business acquisitions (Note 27a)	11,859
Change in estimates and lease modifications	(6,460)
Disposals/retirements	(56,986)
Foreign currency translation adjustment	(45,302)
Ending balance	1,124,258
Cost | Motor vehicles and others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Additions	56,976
Additions - business acquisitions (Note 27a)	0
Change in estimates and lease modifications	0
Disposals/retirements	(61,941)
Foreign currency translation adjustment	(8,234)
Ending balance	233,976
Cost | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Additions	2,390
Additions - business acquisitions (Note 27a)	0
Change in estimates and lease modifications	0
Disposals/retirements	(3,110)
Foreign currency translation adjustment	(1,328)
Ending balance	40,965
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Disposals/retirements	112,563
Foreign currency translation adjustment	27,592
Depreciation expense (Note 24)	168,239
Impairment of right-of-use assets (Note 7)	8,361
Ending balance	(732,334)
Accumulated depreciation | Properties
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Disposals/retirements	56,986
Foreign currency translation adjustment	24,028
Depreciation expense (Note 24)	127,931
Impairment of right-of-use assets (Note 7)	8,361
Ending balance	(649,871)
Accumulated depreciation | Motor vehicles and others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Disposals/retirements	52,467
Foreign currency translation adjustment	2,803
Depreciation expense (Note 24)	33,140
Impairment of right-of-use assets (Note 7)	0
Ending balance	(52,857)
Accumulated depreciation | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Disposals/retirements	3,110
Foreign currency translation adjustment	761
Depreciation expense (Note 24)	7,168
Impairment of right-of-use assets (Note 7)	0
Ending balance	$ (29,606)